Note 3 - Loans - Categories of Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross loans, before fee	$ 411,447	$ 388,672	$ 369,567
Less: net deferred loan fees	(759)	(748)	(701)
Total loans net of deferred loan fees	410,688	387,924	368,866
Allowance for credit losses	(3,951)	(3,861)	(4,058)	$ (4,084)
Net loans	406,737	384,063	364,808
Commercial Portfolio Segment [Member]
Gross loans, before fee	74,776	73,142	77,093
Allowance for credit losses	(817)	(793)	(834)	(715)
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	202,677	182,463	161,367
Allowance for credit losses	(2,014)	(1,741)	(1,629)	(1,569)
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	118,750	118,934	116,339
Allowance for credit losses	(797)	(792)	(1,145)	(1,172)
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	6,986	5,800	7,114
Allowance for credit losses	(74)	(60)	(69)	(61)
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,707	6,546	5,538
Allowance for credit losses	(84)	(85)	(118)	(139)
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,551	1,787	2,116
Allowance for credit losses	$ (18)	$ (44)	$ (27)	$ (32)